John Deere Owner Trust 2006	EXHIBIT 99.1
Statement to Noteholders

$183,500,000 Class A-1 5.36417% Asset Backed Notes due July 13, 2007
$123,000,000 Class A-2 5.41% Asset Backed Notes due November 17, 2008
$272,000,000 Class A-3 5.38% Asset Backed Notes due July 15, 2010
$211,970,000 Class A-4 5.39% Asset Backed Notes due June 17, 2013
$12,040,248 Asset Backed Certificates

Payment Date:	15-May-07

(1) Before giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$0.00
(ii) A-1 Note Pool Factor:	0.0000000

(b) (i) outstanding principal amount of Class A-2 Notes:	$90,125,346.08
(ii) A-2 Note Pool Factor:	0.7327264

(c) (i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a) Class A-1 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(b) Class A-2 Notes:	$47,232,284.29
per $1,000 original principal amount:	$384.00

(c) Class A-3 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d) Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(e) Total	$47,232,284.29

(3) (a) Amount of interest being paid on Notes:

(i) Class A-1 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(ii) Class A-2 Notes:	$406,315.10
per $1,000 original principal amount:	$3.30

(iii) Class A-3 Notes:	$1,219,466.67
per $1,000 original principal amount:	$4.48

(iv) Class A-4 Notes:	$952,098.58
per $1,000 original principal amount:	$4.49

(v) Total	$2,577,880.35

(4) (a) Pool Balance (excluding accrued interest)
(i) at beginning of related Collection Period:	$578,717,220.59
(ii) at end of related Collection Period:	$535,386,015.48

(b) Note Value
(i) at beginning of related Collection Period:	$586,135,594.38
(ii) at end of related Collection Period:	$538,903,310.09

(c) Pool Face Amount
(i) at beginning of related Collection Period:	$675,261,018.80
(ii) at end of related Collection Period:	$620,329,879.83

(5) After giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$0.00
(ii) A-1 Note Pool Factor:	0.0000000

(b) (i) outstanding principal amount of Class A-2 Notes:	$42,893,061.79
(ii) A-2 Note Pool Factor:	0.3487241

(c) (i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:	$482,264.35
per $1,000 original principal amount:	$0.60
(a) Amount of Servicing Fee earned:	$482,264.35
(b) Amount of Servicing Fee paid:	$482,264.35
(c) Amount of Servicing Fee Shortfall:	$0.00

(7) Amount of Administration Fee:	$100.00

(8) Aggregate Purchase Amounts for Collection Period:	$0.00

(9) (i) Amount in Reserve Account:	$12,037,654.00
(ii) Specified Reserve Account Balance:	$12,037,654.00

(10) (i) Scheduled Payments of Receivables 60 days or more past due:	$1,164,847.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.22%

(11) (i) Face Amount of Receivables 60 days or more past due:	$12,808,337.00
(ii) Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	2.06%
(iii) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.39%
(iv) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	2.52%

(12) (i) Aggregate amount of net losses for the collection period	$154,670.30
(ii) Cumulative amount of net losses:	$1,232,502.19
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio)	0.15%

(13) If the payment Date is in June 2008 or December 2008:
(i) Average Delinquency Ratio Test is met:	NA
(ii) Cumulative Net Loss Ratio Test is met:	NA
(iii) Specified Reserve Reduction Trigger is met:	NA
(iv) Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA